Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Percentage of interest in an entity subject to shared control	76.00%
Sales to equity method investees	$ 98	$ 116